Pensions and Other Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	4.20%	5.10%	5.60%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	8.25%	8.25%	8.25%
Assumptions used to determine net periodic benefit cost, Rate of compensation increase	3.50%	4.00%	4.50%
Canadian Based Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	3.70%	4.30%	5.40%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	7.25%	7.50%	7.50%
Assumptions used to determine net periodic benefit cost, Rate of compensation increase	3.50%	4.50%	4.50%
U.S.Based Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	3.30%	4.80%	5.40%
Canadian Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	3.90%	4.40%	5.40%
German Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	3.40%	5.10%	5.40%